UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Semi-Annual Report

March 31, 2020

VIVALDI

MERGER ARBITRAGE FUND

Class A Shares - VARAX

Class I Shares - VARBX

VIVALDI

MULTI-STRATEGY FUND

Class A Shares - OMOAX

Class I Shares - OMOIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (877) 779-1999 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (877) 779-1999 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

Vivaldi Asset Management, LLC | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 312.248.8300

The Vivaldi Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	25
Expense Examples	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vivaldi Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.vivaldifunds.com

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 31.9%
	AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 4.1%
176,722	WABCO Holdings, Inc.*	$23,866,306
	COMMERCIAL BANKS-SOUTHERN US — 0.7%
102,843	IBERIABANK Corp.	3,718,803
	COMPUTER DATA SECURITY — 0.2%
41,582	ForeScout Technologies, Inc.*	1,313,575
	ELECTRONIC COMPONENTS-SEMICONDUCTOR — 0.3%
146,107	Adesto Technologies Corp.*,1	1,634,937
11,392	Cypress Semiconductor Corp.	265,662
		1,900,599
	ELECTRONIC PARTS DISTRIBUTOR — 1.9%
82,047	Tech Data Corp.*,1	10,735,850
	FINANCE-INVESTMENT BANKER/BROKER — 0.3%
336,172	GAIN Capital Holdings, Inc.[1]	1,875,840
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 1.6%
189,039	Legg Mason, Inc.[1]	9,234,555
	LIFE/HEALTH INSURANCE — 0.0%
20,406	FGL Holdings[1,2]	199,979
	MEDICAL PRODUCTS — 1.3%
260,766	Wright Medical Group N.V.*,1,2	7,470,946
	MEDICAL-BIOMEDICAL/GENERICS — 2.2%
130,080	Forty Seven, Inc.*,1	12,412,234
	MEDICAL-DRUGS — 15.4%
505,255	Allergan PLC[1,2]	89,480,660
	NETWORKING PRODUCTS — 2.3%
156,345	LogMeIn, Inc.[1]	13,020,412
	REITS-REGIONAL MALLS — 1.6%
226,604	Taubman Centers, Inc. - REIT	9,490,175
	TOTAL COMMON STOCKS (COst $180,593,028)	184,719,934

1

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.0%
39	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.25%3	$39
	TOTAL SHORT-TERM INVESTMENTS (Cost $39)	39
	TOTAL INVESTMENTS — 31.9% (Cost $180,593,067)	184,719,973
	Other Assets in Excess of Liabilities — 68.1%	395,163,794
	TOTAL NET ASSETS — 100.0%	$579,883,767
	SECURITIES SOLD SHORT — (6.4)%
	COMMON STOCKS — (6.4)%
	COMMERCIAL BANKS-SOUTHERN US — (0.7)%
(471,431)	First Horizon National Corp.	(3,799,734)
	MEDICAL-DRUGS — (5.7)%
(437,554)	AbbVie, Inc.	(33,337,239)
	PROPERTY/CASUALTY INSURANCE — 0.0%
(2,093)	Fidelity National Financial, Inc.	(52,074)
	TOTAL COMMON STOCKS (Proceeds $39,325,118)	(37,189,047)
	TOTAL SECURITIES SOLD SHORT (Proceeds $39,325,118)	$(37,189,047)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	ForeScout Technologies, Inc.
(13)	Exercise Price: $40.00, Notional Amount: $(52,000), Expiration Date: May 15, 2020*	(2,925)
	Forty Seven, Inc.
(95)	Exercise Price: $100.00, Notional Amount: $(950,000), Expiration Date: April 17, 2020*	(475)
	Taubman Centers, Inc. - REIT
(94)	Exercise Price: $45.00, Notional Amount: $(423,000), Expiration Date: April 17, 2020*	(23,500)
	Wright Medical Group N.V.

2

Vivaldi Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(222)	Exercise Price: $30.00, Notional Amount: $(666,000), Expiration Date: May 15, 2020*	$(9,990)
	TOTAL CALL OPTIONS (Proceeds $48,915)	(36,890)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $48,915)	$(36,890)

PLC — Public Limited Company

REIT — Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

Vivaldi Merger Arbitrage Fund

SUMMARY OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Medical-Drugs	15.4%
Auto/Truck Parts & Equipment-Original	4.1%
Networking Products	2.3%
Medical-Biomedical/Generics	2.2%
Electronic Parts Distributor	1.9%
REITS-Regional Malls	1.6%
Investment Management/Advisory Services	1.6%
Medical Products	1.3%
Commercial Banks-Southern US	0.7%
Electronic Components-Semiconductor	0.3%
Finance-Investment Banker/Broker	0.3%
Computer Data Security	0.2%
Life/Health Insurance	0.0%
Total Common Stocks	31.9%
Short-Term Investments	0.0%
Total Investments	31.9%
Other Assets in Excess of Liabilities	68.1%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for more information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

4

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.4%
$925,000	ALM VII R Ltd. Series 2013-7RA, Class CR, 5.871% (3-Month USD Libor+404 basis points), 10/15/2028[1,2,3]	$794,479
250,000	Ashford Hospitality Trust Series 2018-KEYS, Class F, 6.704% (1-Month USD Libor+600 basis points), 5/15/2035[1,2,3,4]	183,459
1,000,000	Atlas Senior Loan Fund III Ltd. Series 2013-1A, Class DR, 4.292% (3-Month USD Libor+260 basis points), 11/17/2027[1,2,3]	738,147
500,000	Atrium Hotel Portfolio Trust Series 2018-ATRM, Class F, 4.705% (1-Month USD Libor+400 basis points), 6/15/2035[1,3,4]	368,277
	Connecticut Avenue Securities Trust
500,000	Series 2019-R04, Class 2B1, 6.196% (1-Month USD Libor+525 basis points), 6/25/2039[1,2,3,4]	298,867
400,000	Series 2020-R01, Class 1M2, 2.997% (1-Month USD Libor+205 basis points), 1/25/2040[1,2,3]	244,305
125,000	Deephaven Residential Mortgage Trust Series 2017-3A, Class B1, 4.814%, 10/25/2047[1,2,4]	119,462
	Fannie Mae Connecticut Avenue Securities
463,895	Series 2016-C04, Class 1M2, 5.196% (1-Month USD Libor+425 basis points), 1/25/2029[2,3,4]	441,115
202,000	Series 2017-C02, Class 2M2, 4.597% (1-Month USD Libor+365 basis points), 9/25/2029[2,3,4]	147,448
250,000	Foursight Capital Automobile Receivables Trust Series 2019-1, Class E, 4.300%, 9/15/2025[1,2]	238,095
	Freddie Mac Stacr Remic Trust
500,000	Series 2020-DNA1, Class M2, 2.647% (1-Month USD Libor+170 basis points), 1/25/2050[1,2,3]	337,922
500,000	Series 2020-HQA1, Class M2, 2.847% (1-Month USD Libor+190 basis points), 1/25/2050[1,2,3]	302,878
500,000	Series 2020-HQA2, Class M2, 3.911% (1-Month USD Libor+310 basis points), 3/25/2050[1,2,3]	322,278
269,711	MASTR Adjustable Rate Mortgages Trust Series 2005-7, Class 2A1, 3.679%, 9/25/2035[2,4]	240,455
551,498	Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A1, 1.187% (1-Month USD Libor+24 basis points), 3/25/2037[2,3]	179,960
	Multifamily Connecticut Avenue Securities Trust
242,535	Series 2019-01, Class M7, 2.647% (1-Month USD Libor+170 basis points), 10/15/2049[1,2,3,4]	217,888
500,000	Series 2020-01, Class M7, 2.562% (1-Month USD Libor+195 basis points), 3/25/2050[1,2,3,4]	419,647
5

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$500,000	Series 2020-01, Class M10, 4.362% (1-Month USD Libor+375 basis points), 3/25/2050[1,2,3,4]	$396,419
500,000	Series 2020-01, Class CE, 8.111% (1-Month USD Libor+750 basis points), 3/25/2050[1,2,3,4]	406,258
500,000	Palmer Square Loan Funding Ltd. Series 2020-01, Class SUB, 0.000%, 2/19/2028	500,000
692,680	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,2,4]	407,225
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24, Class C, 4.290%, 11/15/2047[2,4]	88,450
	TOTAL ASSET-BACKED SECURITIES (Cost $9,470,020)	7,393,034

Number of Shares
	CLOSED-END FUNDS — 22.0%
39,593	Aberdeen Emerging Markets Equity Income Fund, Inc.[5]	205,092
49,050	Aberdeen Total Dynamic Dividend Fund[5]	322,749
6,326	AllianzGI Artificial Intelligence & Technology Opportunities Fund[5]	101,216
38,652	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[5]	371,446
2,702	BlackRock California Municipal Income Trust[5]	34,288
80,058	BlackRock Debt Strategies Fund, Inc.[5]	676,490
965	BlackRock MuniHoldings California Quality Fund, Inc.[5]	12,863
18,846	BlackRock New York Municipal Income Quality Trust[5]	235,575
59,460	BlackRock Resources & Commodities Strategy Trust[5]	299,678
53,355	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[5]	562,362
1,589	ClearBridge MLP & Midstream Total Return Fund, Inc.[5]	2,193
25,098	Clough Global Equity Fund[5]	222,117
31,553	Clough Global Opportunities Fund[5]	226,235
22,370	Cohen & Steers Quality Income Realty Fund, Inc.[5]	202,225
20,483	Delaware Enhanced Global Dividend & Income Fund[5]	152,598
53,213	Duff & Phelps Utility and Corporate Bond Trust, Inc.[5]	445,393
32,142	Eaton Vance Floating-Rate Income Plus Fund[5]	373,812
31,280	Eaton Vance Ltd. Duration Income Fund[5]	330,630
20,744	Eaton Vance Municipal Bond Fund	258,885
41,384	Eaton Vance Senior Income Trust[5]	190,780
5,142	Eaton Vance Tax-Managed Buy-Write Strategy Fund[5]	39,336
2,653	Gabelli Dividend & Income Trust	39,291
26,760	Highland Global Allocation Fund/CEF[5]	116,406
38,482	Highland Income Fund[5]	328,251
2,714	India Fund, Inc.[5]	36,965
17,834	Invesco Dynamic Credit Opportunities Fund[5]	142,315
16,186	Invesco High Income Trust II5	173,352
6

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
21,990	Invesco Municipal Opportunity Trust	$251,786
110,879	Invesco Senior Income Trust[5]	357,030
21,393	Invesco Trust for Investment Grade Municipals	258,641
11,915	John Hancock Tax-Advantaged Global Shareholder Yield Fund[5]	59,694
25,572	Kayne Anderson Midstream/Energy Fund, Inc.[5]	85,155
40,080	Kayne Anderson MLP/Midstream Investment Co.[5]	145,490
3,142	Neuberger Berman High Yield Strategies Fund, Inc.[5]	27,273
10,002	Neuberger Berman New York Municipal Fund, Inc.[5]	115,723
18,622	NexPoint Strategic Opportunities Fund	153,818
8,684	Nuveen AMT-Free Municipal Credit Income Fund[5]	127,481
38,477	Nuveen Credit Strategies Income Fund[5]	218,165
16,988	Nuveen Georgia Quality Municipal Income Fund[5]	201,817
2,364	Nuveen Intermediate Duration Quality Municipal Term Fund[5]	31,512
2,985	Nuveen Ohio Quality Municipal Income Fund[5]	43,969
63,165	PGIM Global High Yield Fund, Inc.[5]	698,605
17,262	PGIM High Yield Bond Fund, Inc.[5]	199,894
283	PIMCO Dynamic Credit and Mortgage Income Fund	4,760
41,449	PIMCO Energy & Tactical Credit Opportunities Fund[5]	222,581
17,369	Pioneer Floating Rate Trust	132,873
3,534	Putnam Municipal Opportunities Trust[5]	42,161
28,261	Royce Micro-Cap Trust, Inc.[5]	157,131
8,882	Source Capital, Inc.[5]	272,589
6,875	Special Opportunities Fund, Inc.[5]	65,313
18,751	Swiss Helvetia Fund, Inc.[5]	130,319
14,239	Templeton Global Income Fund[5]	76,179
38,164	Voya Global Equity Dividend and Premium Opportunity Fund[5]	174,028
20,451	Voya Natural Resources Equity Income Fund[5]	44,174
128,758	Voya Prime Rate Trust[5]	477,692
24,167	Wells Fargo Income Opportunities Fund	154,185
28,749	Western Asset Global High Income Fund, Inc.[5]	215,043
	TOTAL CLOSED-END FUNDS (Proceeds $14,042,331)	11,247,624

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 19.4%
	Alternative Loan Trust
$51,110	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[2]	47,612
10,003,371	Series 2006-HY10, Class 1X, 0.475%, 5/25/2036[2,4]	129,414
276,634	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[2]	163,355
485,956	Series 2007-HY7C, Class A4, 1.177% (1-Month USD Libor+23 basis points), 8/25/2037[2,3]	365,536
7

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$159,486	American Home Mortgage Assets Trust Series 2007-1, Class A1, 2.666% (12MTA+70 basis points), 2/25/2047[2,3]	$71,615
67,153	Banc of America Funding Trust Series 2007-A, Class 2A1, 0.933% (1-Month USD Libor+16 basis points), 2/20/2047[2,3]	58,259
199,548	Bear Stearns Trust Series 2005-7, Class 22A1, 3.958%, 9/25/2035[2,4]	148,518
	Connecticut Avenue Securities Trust
491,176	Series 2019-R01, Class 2M2, 3.396% (1-Month USD Libor+245 basis points), 7/25/2031[1,2,3,4]	412,268
500,000	Series 2019-R06, Class 2B1, 4.696% (1-Month USD Libor+375 basis points), 9/25/2039[1,2,3,4]	262,931
457,357	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[2]	335,719
	CSMC Trust
200,000	Series 2017-PFHP, Class G, 6.854% (1-Month USD Libor+615 basis points), 12/15/2030[1,3,4]	167,629
935,453	Series 2017-RPL3, Class B5, 4.950%, 8/1/2057[1,2,4]	860,965
218,323	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR3, Class A6, 1.227% (1-Month USD Libor+28 basis points), 8/25/2036[2,3]	181,193
279,193	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-AR2, Class 2A1, 3.898%, 10/25/2035[2,4]	226,992
250,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/2027[1,2]	170,272
289,238	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 1.127% (1-Month USD Libor+18 basis points), 1/25/2037[2,3]	229,065
250,000	GS Mortgage Securities Corp. Trust Series 2020-DUNE, Class F, 3.954% (1-Month USD Libor+325 basis points), 12/15/2036[1,3]	166,794
	HarborView Mortgage Loan Trust
168,355	Series 2006-13, Class A, 0.930% (1-Month USD Libor+18 basis points), 11/19/2046[2,3]	126,120
100,854	Series 2006-14, Class 2A1A, 0.900% (1-Month USD Libor+15 basis points), 1/25/2047[2,3]	79,909
155,276	Homeward Opportunities Fund I Trust Series 2019-2, Class A3, 3.007%, 9/25/2059[1,2,4]	151,462
117,627	Impac CMB Trust Series 2004-10, Class 3A1, 1.647% (1-Month USD Libor+70 basis points), 3/25/2035[2,3]	100,275
2,863	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 4.239%, 6/25/2037[2,4]	2,285
8

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$606,320	IndyMac INDX Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 1.167% (1-Month USD Libor+22 basis points), 4/25/2046[2,3]	$491,020
140,065	JP Morgan Alternative Loan Trust Series 2007-A2, Class 11A1, 1.127% (1-Month USD Libor+18 basis points), 6/25/2037[2,3]	86,500
865,493	JP Morgan Mortgage Trust Series 2005-A8, Class 3A1, 4.004%, 11/25/2035[2,4]	747,206
144,982	Luminent Mortgage Trust Series 2006-6, Class A2B, 1.187% (1-Month USD Libor+24 basis points), 10/25/2046[2,3,4]	127,034
	MASTR Alternative Loan Trust
548,034	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[2]	342,823
292,096	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[2]	211,091
624,271	Merrill Lynch Alternative Note Asset Trust Series 2007-A2, Class A3A, 1.057% (1-Month USD Libor+11 basis points), 3/25/2037[2,3]	237,554
	Morgan Stanley Mortgage Loan Trust
522,662	Series 2006-13AX, Class A2, 1.287% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,4]	260,581
350,479	Series 2007-7AX, Class 2A1, 1.067% (1-Month USD Libor+12 basis points), 4/25/2037[2,3,4]	171,478
298,472	Series 2006-1AR, Class 1A1, 1.227% (1-Month USD Libor+28 basis points), 2/25/2036[2,3]	204,081
	RALI Trust
176,691	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[2]	155,391
265,104	Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036[2]	233,146
260,563	Series 2006-QS16, Class A7, 6.000%, 11/25/2036[2]	224,620
371,115	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[2]	310,845
387,981	Series 2006-QO9, Class 1A3A, 1.147% (1-Month USD Libor+20 basis points), 12/25/2046[2,3]	304,055
229,981	Series 2006-QS15, Class A1, 6.500%, 10/25/2036[2]	202,141
303,482	Series 2007-QO4, Class A1A, 1.137% (1-Month USD Libor+19 basis points), 5/25/2047[2,3]	246,667
471,095	Residential Asset Securitization Trust Series 2006-A4, Class 2A1, 1.647% (1-Month USD Libor+70 basis points), 5/25/2036[2,3]	396,184
	STACR Trust
245,698	Series 2018-HRP1, Class B2, 12.696% (1-Month USD Libor+1,175 basis points), 4/25/2043[1,2,3]	139,060
250,000	Series 2018-HRP2, Class M3, 3.346% (1-Month USD Libor+240 basis points), 2/25/2047[1,2,3]	217,491
9

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$234,000	Verus Securitization Trust Series 2019-INV2, Class B1, 4.452%, 7/25/2059[1,2,4]	$194,286
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,807,752)	9,961,442

Number of Shares
	COMMON STOCKS — 10.8%
	FINANCIALS — 5.5%
3,014	8i Enterprises Acquisition Corp.*,5,6	30,140
3,452	Agba Acquisition Ltd.*,5,6	34,175
5,879	Alussa Energy Acquisition Corp.*,5,6	58,202
4,149	Amplitude Healthcare Acquisition Corp.*,5	40,453
3,655	Ares Capital Corp.	39,401
118,164	Barings BDC, Inc.[5]	883,867
3,246	Churchill Capital Corp. II*,5	32,785
1,699	CIIG Merger Corp.*,5	16,633
2,505	Crescent Acquisition Corp.*,5	25,676
5,985	dMY Technology Group, Inc.*,5	58,832
4,001	East Stone Acquisition Corp.*,5,6	39,210
2,523	Fellazo, Inc.*,5,6	25,608
2,836	Flying Eagle Acquisition Corp.*,5	28,275
5,364	GAIN Capital Holdings, Inc.[5]	29,931
7,084	Greenrose Acquisition Corp.*,5	68,715
5,713	Greenvision Acquisition Corp.*,5	54,273
2,434	GX Acquisition Corp.*,5	24,462
1,777	Haymaker Acquisition Corp. II*,5	17,948
849	Healthcare Merger Corp.*,5	8,405
1,693	IBERIABANK Corp.	61,219
808	Insurance Acquisition Corp.*,5	8,242
6,444	InterPrivate Acquisition Corp.*,5	63,731
112	Juniper Industrial Holdings, Inc.*,5	1,082
3,267	Landcadia Holdings II, Inc.*,5	32,147
3,260	Legg Mason, Inc.[5]	159,251
20,144	Leisure Acquisition Corp.*,5	219,570
2,364	LifeSci Acquisition Corp.*,5	23,285
6,857	LIV Capital Acquisition Corp.*,5,6	66,307
6,824	Merida Merger Corp. I*,5	64,828
2,694	Netfin Acquisition Corp.*,5,6	27,102
2,547	Newborn Acquisition Corp.*,5,6	24,706
3,314	Osprey Technology Acquisition Corp.*,5	32,345
4,824	Pivotal Investment Corp. II*,5	48,047
3,268	Proficient Alpha Acquisition Corp.*,5	34,118
10

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,143	PropTech Acquisition Corp.*,5	$21,001
2,738	Replay Acquisition Corp.*,5,6	26,860
154	SC Health Corp.*,5,6	1,578
3,524	South Mountain Merger Corp.*,5	35,381
1,131	Stable Road Acquisition Corp.*,5	10,744
3,859	Taubman Centers, Inc. - REIT	161,615
1,752	Thunder Bridge Acquisition II Ltd.*,5,6	17,345
3,830	Trine Acquisition Corp.*,5	38,760
2,698	Tuscan Holdings Corp.*,5	26,980
2,464	Tuscan Holdings Corp. II*,5	24,640
4,702	Yunhong International Co., Ltd.*,5,6	44,669
		2,792,544
	HEALTH CARE — 3.6%
8,661	Allergan PLC[5,6]	1,533,863
2,066	Forty Seven, Inc.*,5	197,138
4,477	Wright Medical Group N.V.*,5,6	128,266
		1,859,267
	INDUSTRIALS — 0.8%
3,041	WABCO Holdings, Inc.*	410,687
	TECHNOLOGY — 0.9%
2,329	Adesto Technologies Corp.*,5	26,061
196	Cypress Semiconductor Corp.	4,571
670	ForeScout Technologies, Inc.*	21,165
2,604	LogMeIn, Inc.[5]	216,861
1,396	Tech Data Corp.*,5	182,667
		451,325
	TOTAL COMMON STOCKS
	(Cost $5,557,092)	5,513,823

Principal Amount
	CORPORATE BONDS — 2.3%
	FINANCIALS — 2.3%
$300,000	Allegiance Bank 5.250% (3-Month USD Libor+303 basis points), 12/15/2027[1,2,4]	312,937
200,000	Atlantic Capital Bancshares, Inc. 6.250% (3-Month USD Libor+468 basis points), 9/30/2025[1,2,4]	202,042
60,000	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[5,7]	51,113
11

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$300,000	ConnectOne Bancorp, Inc. 5.200% (3-Month USD Libor+284 basis points), 2/1/2028[2,4]	$313,962
300,000	Independent Bank Group, Inc. 5.000% (3-Month USD Libor+283 basis points), 12/31/2027[2,4]	304,094
		1,184,148
	TOTAL CORPORATE BONDS (Cost $1,161,468)	1,184,148

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 1.8%
	FINANCIALS — 1.8%
1,406	Capital Southwest Corp. 5.950%, 12/15/2022[2,5]	30,932
4,296	Monroe Capital Corp. 5.750%, 10/31/2023[2,5]	85,491
	Oxford Square Capital Corp.
14,692	6.500%, 3/30/2024[2,5]	268,129
2,042	6.250%, 4/30/2026[2,5]	38,288
2,951	PennantPark Investment Corp. 5.500%, 10/15/2024[2,5]	53,118
4,651	Portman Ridge Finance Corp. 6.125%, 9/30/2022[2,5]	103,717
5,256	Stellus Capital Investment Corp. 5.750%, 9/15/2022[2,5]	104,200
	THL Credit, Inc.
4,458	6.750%, 12/30/2022[2,5]	93,618
3,640	6.125%, 10/30/2023[2,5]	73,237
1,703	TriplePoint Venture Growth BDC Corp. 5.750%, 7/15/2022[2,5]	37,040
1,810	WhiteHorse Finance, Inc. 6.500%, 11/30/2025[2,5]	38,915
		926,685
	TOTAL EXCHANGE-TRADED DEBT SECURITIES (Cost $1,106,481)	926,685
	RIGHTS — 0.0%
3,014	8i Enterprises Acquisition Corp., Expiration Date: December 30, 2020*,6	1,175
13,056	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2020*,5	1,188
6,862	KBL Merger Corp IV, Expiration Date: May 31, 2020*,5	812
12

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
18,568	Pensare Acquisition Corp., Expiration Date: June 14, 2020*,5	$2,600
	TOTAL RIGHTS (Cost $0)	5,775
	WARRANTS — 0.0%
3,014	8i Enterprises Acquisition Corp., Expiration Date: October 1, 2025*,6	543
1,246	Alta Equipment Group, Inc., Expiration Date: April 8, 2024*,5	729
6,528	Big Rock Partners Acquisition Corp., Expiration Date: December 1, 2022*,5	320
1,542	Immunovant, Inc., Expiration Date: December 18, 2024*,5	3,701
1,303	KBL Merger Corp IV, Expiration Date: January 15, 2024*	72
2,730	Legacy Acquisition Corp., Expiration Date: November 30, 2022*	682
10,072	Leisure Acquisition Corp., Expiration Date: December 28, 2022*,5	906
3,412	Merida Merger Corp. I, Expiration Date: November 7, 2026*,5	1,058
9,247	Pensare Acquisition Corp., Expiration Date: August 8, 2022*,5	462
	TOTAL WARRANTS (Cost $370)	8,473
	SHORT-TERM INVESTMENTS — 31.1%
15,950,036	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 0.250%[5,8]	15,950,036
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,950,036)	15,950,036
	TOTAL INVESTMENTS — 101.8% (Cost $59,095,550)	52,191,040
	Liabilities in Excess of Other Assets — (1.8)%	(917,589)
	TOTAL NET ASSETS — 100.0%	$51,273,451
	SECURITIES SOLD SHORT — (2.8)%
	COMMON STOCKS — (1.2)%
	FINANCIALS — (0.1)%
(7,761)	First Horizon National Corp.	(62,554)
	HEALTH CARE — (1.1)%
(7,498)	AbbVie, Inc.	(571,272)
	TOTAL COMMON STOCKS (Proceeds $661,331)	(633,826)
	EXCHANGE-TRADED FUNDS — (1.6)%
(7,496)	Invesco Senior Loan ETF	(153,368)
(4,303)	iShares iBoxx High Yield Corporate Bond ETF	(331,633)
(1,900)	SPDR Bloomberg Barclays High Yield Bond ETF	(180,006)
13

Vivaldi Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
(6,000)	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	$(141,360)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $917,482)	(806,367)
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,578,813)	$(1,440,193)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Forty Seven, Inc.
(1)	Exercise Price: $100.00, Notional Amount: $(10,000), Expiration Date: April 17, 2020*	(5)
	Taubman Centers, Inc. - REIT
(2)	Exercise Price: $45.00, Notional Amount: $(9,000), Expiration Date: April 17, 2020*	(500)
	Wright Medical Group N.V.
(4)	Exercise Price: $30.00, Notional Amount: $(12,000), Expiration Date: May 15, 2020*	(180)
	TOTAL CALL OPTIONS (Proceeds $991)	(685)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $991)	$(685)

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,053,743, which represents 17.66% of total net assets of the Fund.
[2]	Callable.
[3]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Variable rate security.
[5]	All or a portion of this security is segregated as collateral for securities sold short and written options contracts.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Convertible security.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

14

Vivaldi Multi-Strategy Fund

SUMMARY OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	14.4%
Closed-End Funds	22.0%
Collateralized Mortgage Obligations	19.4%
Common Stocks
Financials	5.5%
Health Care	3.6%
Technology	0.9%
Industrials	0.8%
Total Common Stocks	10.8%
Corporate Bonds	2.3%
Exchange-Traded Debt Securities
Financials	1.8%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	31.1%
Total Investments	101.8%
Liabilities in Excess of Other Assets	(1.8)%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for more information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

15

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2020 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund
Assets:
Investments, at cost	$180,593,067	$59,095,550
Investments, at value	$184,719,973	$52,191,040
Cash	398,844,784	-
Cash deposited with brokers for securities sold short	36,328,432	2,089,343
Cash deposited with brokers for open swap contracts	30	1
Receivables:
Investment securities sold	2,442,669	136,196
Fund shares sold	919,022	110,432
Dividends and interest	355,146	114,736
Prepaid expenses	58,871	41,182
Total assets	623,668,927	54,682,930

Liabilities:
Securities sold short, proceeds	$39,325,118	$1,578,813
Written options contracts, proceeds	48,915	991
Securities sold short, at value	$37,189,047	$1,440,193
Written options contracts, at value	36,890	685
Due to Custodian	-	1,195,336
Payables:
Investment securities purchased	4,335,619	176,287
Fund shares redeemed	1,307,542	502,352
Advisory fees	654,009	57,018
Shareholder servicing fees (Note 8)	54,669	4,223
Distribution fees (Note 7)	10,082	864
Fund services fees	151,389	3,900
Trustees' deferred compensation (Note 3)	22,245	8,182
Auditing fees	7,521	7,499
Shareholder reporting fees	5,830	245
Trustees' fees and expenses	4,194	1,003
Chief Compliance Officer fees	3,039	3,737
Legal fees	1,993	4,182
Dividends and interest on securities sold short	-	3,159
Accrued other expenses	1,091	614
Total liabilities	43,785,160	3,409,479

Net Assets	$579,883,767	$51,273,451

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$589,736,514	$61,185,939
Total accumulated deficit	(9,852,747)	(9,912,488)
Net Assets	$579,883,767	$51,273,451

See accompanying Notes to Financial Statements.

16

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2020 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$44,493,907	$2,642,187
Shares of beneficial interest issued and outstanding	4,381,142	121,020
Redemption price per share	10.16	21.83
Maximum sales charge (5.75%/5.00%, respectively, of offering price)*	0.62	1.15
Maximum offering price to public	$10.78	$22.98

Class I Shares:
Net assets applicable to shares outstanding	$535,389,860	$48,631,264
Shares of beneficial interest issued and outstanding	52,064,353	2,186,847
Redemption price per share	$10.28	$22.24

*	No sales charge applies on investments of $1 million or more. On sales of $25,000 or more, the sales charge will be reduced for the Vivaldi Merger Arbitrage Fund. On sales of $50,000 or more, the sales charge will be reduced for the Vivaldi Multi-Strategy Fund.

See accompanying Notes to Financial Statements.

17

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2020 (Unaudited)

	Vivaldi Merger Arbitrage Fund	Vivaldi Multi-Strategy Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $2,225, respectively)	$1,991,507	$340,589
Interest	3,313,863	501,923
Total investment income	5,305,370	842,512

Expenses:
Advisory fees	3,970,022	320,879
Dividends on securities sold short	2,009,540	79,645
Fund services fees	529,224	27,133
Shareholder servicing fees - Class I (Note 8)	233,638	14,509
Shareholder servicing fees - Class A (Note 8)	38,770	2,281
Distribution fees (Note 7)	63,783	6,339
Shareholder reporting fees	33,167	6,499
Registration fees	32,606	22,500
Trustees' fees and expenses	19,785	19,666
Legal fees	14,327	5,102
Miscellaneous	9,246	4,249
Chief Compliance Officer fees	7,997	13,385
Auditing fees	7,521	7,499
Insurance fees	5,057	1,850
Interest expense	-	17,662

Total expenses	6,974,683	549,198
Advisory fees waived	(13,970)	-
Fees paid indirectly (Note 3)	(10,008)	(41,094)
Net expenses	6,950,705	508,104
Net investment income (loss)	(1,645,335)	334,408

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(24,512,217)	(352,239)
Purchased options contracts	-	(1,206)
Securities sold short	12,399,615	(849,624)
Written options contracts	303,780	18,359
Swap contracts	4,949	143
Foreign currency transactions	-	51,775
Net realized loss	(11,803,873)	(1,132,792)
Net change in unrealized appreciation/depreciation on:
Investments	1,689,102	(7,457,626)
Purchased options contracts	-	501
Securities sold short	4,269,032	(107,461)
Written options contracts	12,025	(75)
Swap contracts	26,093	418
Foreign currency translations	-	(28,741)
Net change in unrealized appreciation/depreciation	5,996,252	(7,592,984)
Net realized and unrealized loss	(5,807,621)	(8,725,776)

Net Decrease in Net Assets from Operations	$(7,452,956)	$(8,391,368)

See accompanying Notes to Financial Statements.

18

Vivaldi Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,645,335)	$1,759,897
Net realized gain (loss)	(11,803,873)	37,641,175
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, written options contracts and open swap contracts	5,996,252	(9,075,352)
Net increase (decrease) in net assets resulting from operations	(7,452,956)	30,325,720

Distributions to Shareholders:
Distributions:
Class A	(2,663,911)	(1,411,214)
Class I	(30,677,263)	(9,608,147)
Total distributions to shareholders	(33,341,174)	(11,019,361)

Capital Transactions:
Net proceeds from shares sold:
Class A	8,214,928	20,303,996
Class I	129,493,684	274,764,819
Reinvestment of distributions:
Class A	2,596,722	1,388,073
Class I	25,742,679	8,527,368
Cost of shares redeemed:
Class A1	(21,887,711)	(43,311,114)
Class I2	(159,312,318)	(196,914,051)
Net increase (decrease) in net assets from capital transactions	(15,152,016)	64,759,091

Total increase (decrease) in net assets	(55,946,146)	84,065,450

Net Assets:
Beginning of period	635,829,913	551,764,463
End of period	$579,883,767	$635,829,913

Capital Share Transactions:
Shares sold:
Class A	786,355	1,905,474
Class I	12,229,858	25,506,186
Shares reinvested:
Class A	250,891	131,821
Class I	2,458,709	802,954
Shares redeemed:
Class A	(2,078,086)	(4,039,353)
Class I	(15,209,993)	(18,342,208)
Net increase (decrease) in capital share transactions	(1,562,266)	5,964,874

[1]	Net of redemption fee proceeds of $417 and $403, respectively.
[2]	Net of redemption fee proceeds of $7,144 and $12,880, respectively.

See accompanying Notes to Financial Statements.

19

Vivaldi Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$334,408	$935,447
Net realized gain (loss)	(1,132,792)	2,059,704
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, written options contracts, swap contracts and foreign currency	(7,592,984)	822,430
Net increase (decrease) in net assets resulting from operations	(8,391,368)	3,817,581

Distributions to Shareholders:
Distributions:
Class A	(357,751)	(157,746)
Class I	(3,462,718)	(1,359,178)
Total distributions to shareholders	(3,820,469)	(1,516,924)

Capital Transactions:
Net proceeds from shares sold:
Class A	764,263	1,293,167
Class I	26,423,323	52,935,502
Reinvestment of distributions:
Class A	345,926	147,180
Class I	2,687,814	1,037,000
Cost of shares redeemed:
Class A	(3,077,566)	(3,997,739)
Class I	(16,766,516)	(65,742,355)
Net increase (decrease) in net assets from capital transactions	10,377,244	(14,327,245)

Total decrease in net assets	(1,834,593)	(12,026,588)

Net Assets:
Beginning of period	53,108,044	65,134,632
End of period	$51,273,451	$53,108,044

Capital Share Transactions:
Shares sold:
Class A	29,743	51,092
Class I	1,024,508	1,931,379
Shares reinvested:
Class A	13,581	5,739
Class I	105,648	40,101
Shares redeemed:
Class A	(127,399)	(154,863)
Class I	(668,297)	(2,438,730)
Net increase (decrease) in capital share transactions	377,784	(565,282)

See accompanying Notes to Financial Statements.

20

Vivaldi Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2020	For the Year Ended September 30,
	(Unaudited)	2019	2018	2017	2016
Net asset value, beginning of period	$10.86	$10.51	$10.63	$10.26	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	-	0.18	(0.06)	(0.19)
Net realized and unrealized gain (loss)	(0.08)	0.55	(0.12)	0.44	0.45
Net increase from reimbursement by affiliate	-	-	- [2,7]	- [2,8]	-
Total from investment operations	(0.12)	0.55	0.06	0.38	0.26

Less Distributions:
From net investment income	-	(0.10)	-	-	-
From net realized gain	(0.58)	(0.10)	(0.18)	(0.01)	- [2]
Total distributions	(0.58)	(0.20)	(0.18)	(0.01)	- [2]

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.16	$10.86	$10.51	$10.63	$10.26

Total return[3]	(1.18)%[4]	5.26%	0.57%	3.67%	2.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,494	$58,887	$78,053	$86,740	$82,393

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	2.49%[5,6]	2.78%[6]	2.43%[6]	3.03%[6]	2.78%[6]
After fees recovered/waived and expenses absorbed	2.48%[5,6]	2.78%[6]	2.46%[6]	3.04%[6]	2.62%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	(0.82)%[5]	0.03%	1.77%	(0.54)%	(2.00)%
After fees recovered/waived and expenses absorbed	(0.81)%[5]	0.03%	1.74%	(0.55)%	(1.84)%

Portfolio turnover rate	332%[4]	716%	670%	478%	566%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.63% for the six months ended March 31, 2020. For the prior periods, the ratios would have been lowered by 0.95%, 0.64%, 1.22% and 0.80%, respectively.
[7]	Affiliate reimbursed the Fund $2,674 for errors during processing. The reimbursement had no impact to the Fund's performance.
[8]	Affiliate reimbursed the Fund $11,641 for errors during processing. The reimbursement had no impact to the Fund's performance.

See accompanying Notes to Financial Statements.

21

Vivaldi Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2020	For the Year Ended September 30,
	(Unaudited)	2019	2018	2017	2016
Net asset value, beginning of period	$10.97	$10.62	$10.70	$10.30	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	0.04	0.21	(0.03)	(0.16)
Net realized and unrealized gain (loss)	(0.08)	0.54	(0.11)	0.44	0.46
Net increase from reimbursement by affiliate	-	-	- [2,7]	- [2,8]	-
Total from investment operations	(0.11)	0.58	0.10	0.41	0.30

Less Distributions:
From net investment income	-	(0.13)	-	-	-
From net realized gain	(0.58)	(0.10)	(0.18)	(0.01)	- [2]
Total distributions	(0.58)	(0.23)	(0.18)	(0.01)	- [2]

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.28	$10.97	$10.62	$10.70	$10.30

Total return[3]	(1.08)%[4]	5.52%	0.94%	3.95%	3.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$535,390	$576,943	$473,711	$445,110	$311,389

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	2.17%[5,6]	2.47%[6]	2.14%[6]	2.74%[6]	2.47%[6]
After fees recovered/waived and expenses absorbed	2.16%[5,6]	2.47%[6]	2.17%[6]	2.75%[6]	2.31%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees recovered/waived and expenses absorbed	(0.50)%[5]	0.34%	2.06%	(0.25)%	(1.69)%
After fees recovered/waived and expenses absorbed	(0.49)%[5]	0.34%	2.03%	(0.26)%	(1.53)%

Portfolio turnover rate	332%[4]	716%	670%	478%	566%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.63% for the six months ended March 31, 2020. For the prior periods, the ratios would have been lowered by 0.95%, 0.64%, 1.22% and 0.80%, respectively.
[7]	Affiliate reimbursed the Fund $2,674 for errors during processing. The reimbursement had no impact to the Fund's performance.
[8]	Affiliate reimbursed the Fund $11,641 for errors during processing. The reimbursement had no impact to the Fund's performance.

See accompanying Notes to Financial Statements.

22

Vivaldi Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31,	For the Year Ended		For the Period March 1, 2017 through	For the Year Ended
	2020 (Unaudited)	September 30, 2019	September 30, 2018	September 30, 2017**	February 28, 2017	February 29, 2016	February 28, 2015
Net asset value, beginning of period	$27.08	$25.62	$26.92	$26.28	$25.88	$26.07	$26.31
Income from Investment Operations:
Net investment income (loss)[1]	0.13	0.41	0.24	(0.08)	(0.54)	(0.17)	(0.56)
Net realized and unrealized gain (loss)	(3.41)	1.72	(0.73)	0.72	1.38	1.25	0.61
Total from investment operations	(3.28)	2.13	(0.49)	0.64	0.84	1.08	0.05

Less Distributions:
From net investment income	(0.35)	(0.67)	-	-	-	-	-
From net realized gain	(1.62)	-	(0.81)	-	(0.44)	(1.27)	(0.29)
Total distributions	(1.97)	(0.67)	(0.81)	-	(0.44)	(1.27)	(0.29)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]	- [2]

Net asset value, end of period	$21.83	$27.08	$25.62	$26.92	$26.28	$25.88	$26.07

Total return[3]	(13.03)%[4]	8.44%	(1.89)%	2.40%[4]	3.22%	4.30%	0.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,642	$5,554	$7,767	$27,016	$30,800	$30,888	$18,949

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.31%[5,6]	2.49%[6]	3.12%[6,7]	3.67%[5,6]	3.71%[6]	4.66%[6]	3.89%[6]
After fees waived and expenses absorbed	2.15%[5,6]	2.33%[6]	2.98%[6,7]	3.67%[5,6]	3.66%[6]	4.02%[6]	3.26%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.84%[5]	1.42%	0.80%	(0.49)%[5]	(2.08)%	(3.31)%	(2.52)%
After fees waived and expenses absorbed	1.00%[5]	1.58%	0.94%	(0.49)%[5]	(2.03)%	(2.67)%	(1.89)%

Portfolio turnover rate	143%[4]	286%	275%	198%[4]	323%	393%	360%

*	Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the Vivaldi Multi-Strategy Fund as of the close of business December 18, 2016.
**	Fiscal year end changed to September 30, effective July 20, 2017.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.00% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.36% for the six months ended March 31, 2020. For the prior periods, the ratios would have been lowered by 0.50%, 0.78%, 1.42%, 1.20%, 1.22% and 0.58%, respectively.
[7]	Effective August 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.85% of average daily net assets of the Fund. Prior to August 1, 2018, the annual operating expense limitation was 2.25%.

See accompanying Notes to Financial Statements.

23

Vivaldi Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31,	For the Year Ended		For the Period March 1, 2017 through	For the Year Ended
	2020 (Unaudited)	September 30, 2019	September 30, 2018	September 30, 2017**	February 28, 2017	February 29, 2016	February 28, 2015
Net asset value, beginning of period	$27.57	$26.17	$27.40	$26.71	$26.21	$26.29	$26.45
Income from Investment Operations:
Net investment income (loss)[1]	0.17	0.50	0.33	(0.03)	(0.47)	(0.51)	(0.41)
Net realized and unrealized gain (loss)	(3.48)	1.74	(0.75)	0.72	1.41	1.70	0.54
Total from investment operations	(3.31)	2.24	(0.42)	0.69	0.94	1.19	0.13

Less Distributions:
From net investment income	(0.40)	(0.84)	-	-	-	-	-
From net realized gain	(1.62)	-	(0.81)	-	(0.44)	(1.27)	(0.29)
Total distributions	(2.02)	(0.84)	(0.81)	-	(0.44)	(1.27)	(0.29)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]	- [2]

Net asset value, end of period	$22.24	$27.57	$26.17	$27.40	$26.71	$26.21	$26.29

Total return[3]	(12.91)%[4]	8.80%	(1.60)%	2.58%[4]	3.56%	4.69%	0.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,631	$47,554	$57,368	$128,676	$111,728	$28,648	$16,360

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.03%[5,6]	2.17%[6]	2.82%[6,7]	3.37%[5,6]	3.41%[6]	4.45%[6]	3.58%[6]
After fees waived and expenses absorbed	1.87%[5,6]	2.01%[6]	2.68%[6,7]	3.37%[5,6]	3.36%[6]	3.74%[6]	2.95%[6]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.12%[5]	1.74%	1.10%	(0.19)%[5]	(1.78)%	(3.21)%	(2.19)%
After fees waived and expenses absorbed	1.28%[5]	1.90%	1.24%	(0.19)%[5]	(1.73)%	(2.50)%	(1.56)%

Portfolio turnover rate	143%[4]	286%	275%	198%[4]	323%	393%	360%

*	Financial information from April 30, 2012 through December 18, 2016 is for the Vivaldi Orinda Macro Opportunities Fund, which was reorganized into the Vivaldi Multi-Strategy Fund as of the close of business December 18, 2016.
**	Fiscal year end changed to September 30, effective July 20, 2017.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.36% for the six months ended March 31, 2020. For the prior periods, the ratios would have been lowered by 0.50%, 0.78%, 1.42%, 1.20%, 1.27% and 0.57%, respectively.
[7]	Effective August 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to August 1, 2018, the annual operating expense limitation was 1.95%.

See accompanying Notes to Financial Statements.

24

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

Note 1 – Organization

Vivaldi Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’) and Vivaldi Multi-Strategy Fund (the “Multi-Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Multi-Strategy Fund is a diversified fund. The Merger Arbitrage Fund is a non-diversified fund.

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of the Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511.  This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

25

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

26

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Multi-Strategy Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Equity Swaps

The Funds may enter into equity swap contracts for hedging or investment purposes. Equity swap contracts may be structured in different ways. The counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Funds may agree to pay to the counterparty a floating-rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. In these cases, the return to the Funds on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Funds may agree to pay the other the difference between the relative investment performance that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

27

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

(h) Short-Term Investments

The Multi-Strategy Fund invests a significant amount (31.1% as of March 31, 2020) in the Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class (“MVRXX”). MVRXX invests exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. Each Fund may also hold cash.

MVRXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per October 31, 2019 Annual report of Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class was 0.17%.

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(j) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

28

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2020 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and capital gains, if any, at least annually. The Multi-Strategy Fund seeks to make distributions once per quarter based on a pre-determined rate. A portion of the distributions made by the Multi-Strategy Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Multi-Strategy Fund is net profit. The Multi-Strategy Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Quarterly*

*	Effective September 11, 2019, the Fund has changed the distribution frequency from annually to quarterly.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

29

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Vivaldi Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Merger Arbitrage Fund	1.25%
Multi-Strategy Fund	1.20%

The Advisor has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees.

The Funds’ Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Annual Expense Limit	Annual Expense Limit
	Class A Shares†	Class I Shares†
Merger Arbitrage Fund	1.85%	1.55%
Multi-Strategy Fund	1.85%	1.55%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

This agreement is in effect until January 31, 2021 for the Funds. These agreements may be terminated before these dates only by the Trust’s Board of Trustees.

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At March 31, 2020, the amount of these potentially recoverable expenses was $13,970 for the Merger Arbitrage Fund. The Advisor may recapture all or a portion of this amount no later than September 30, 2023.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2020, are reported as “Fund services fees” on the Statements of Operations. For the Multi-Strategy Fund, UMBFS, UMB Bank, n.a., and MFAC have voluntarily waived their fees that they would otherwise be paid, and/or to assume expenses of the Fund in the amount of $23,233 for the six months ended March 31, 2020. This amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

30

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2020, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2020, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2020, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At March 31, 2020, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Cost of investments	$143,453,452	$59,045,087

Gross unrealized appreciation	$9,187,192	$189,157
Gross unrealized depreciation	(5,146,608)	(8,484,082)
Net unrealized appreciation (depreciation) on investments	$4,040,584	$(8,294,925)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

31

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

As of September 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Undistributed ordinary income	$32,916,805	$2,777,044
Undistributed long-term capital gains	-	192,004
Accumulated earnings	32,916,805	2,969,048

Unrealized depreciation on investments	(1,930,213)	(690,130)
Unrealized depreciation on swap contracts	(26,093)	(418)
Unrealized depreciation on deferred compensation	(19,115)	(7,940)
Unrealized appreciation on foreign currency	-	28,789
Total accumulated earnings	$30,941,384	$2,299,349

The tax character of distributions paid during the periods ended September 30, 2019 and September 30, 2018 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund
Distribution paid from:	2019	2018	2019	2018
Ordinary income	$9,388,401	$8,041,871	$1,302,007	$1,122,695
Net long-term capital gains	1,630,960	-	214,917	3,249,461
Total taxable distributions	$11,019,361	$8,041,871	$1,516,924	$4,372,156

Note 5 – Redemption Fee

The Merger Arbitrage Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2020 and for the year ended September 30, 2019, the Fund received $7,561 and $13,283, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended March 31, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$1,046,783,174	$1,115,358,125	$282,867,243	$410,974,304
Multi-Strategy Fund	56,387,122	51,083,713	15,052,835	27,764,144
32

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its shares.  With respect to Class A, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2020, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2020, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
33

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2020, in valuing the Funds’ assets carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2**	Level 3***	Total
Assets
Investments
Common Stocks*	$184,719,934	$-	$-	$184,719,934
Short-Term Investments	39	-	-	39
Total Investments	$184,719,973	$-	$-	$184,719,973

Liabilities
Securities Sold Short
Common Stocks*	$37,189,047	$-	$-	$37,189,047
Written Options Contracts	36,890	-	-	36,890
Total Securities Sold Short and Options	$37,225,937	$-	$-	$37,225,937
34

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

Multi-Strategy Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Asset-Backed Securities	$-	$7,393,034	$-	$7,393,034
Closed-End Funds	11,247,624	-	-	11,247,624
Collateralized Mortgage Obligations	-	9,961,442	-	9,961,442
Common Stocks*	5,513,823	-	-	5,513,823
Corporate Bonds	-	1,184,148	-	1,184,148
Exchange-Traded Debt Securities	926,685	-	-	926,685
Rights	5,775	-	-	5,775
Warrants	8,473	-	-	8,473
Short-Term Investments	15,950,036	-	-	15,950,036
Total Investments	$33,652,416	$18,538,624	$-	$52,191,040

Liabilities
Securities Sold Short
Common Stocks*	$633,826	$-	$-	$633,826
Exchange-Traded Funds	806,367	-	-	806,367
Total Securities Sold Short	1,440,193	-	-	1,440,193
Written Options Contracts	685	-	-	685
Total Securities Sold Short and Options	$1,440,878	$-	$-	$1,440,878

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 securities at period end.
***	The Fund did not hold any Level 3 securities at period end.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts and swap contracts during the six months ended March 31, 2020.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2020, by risk category are as follows:

	Merger Arbitrage Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$36,890
Total		$36,890
35

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

	Multi-Strategy Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$685
Total		$685

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2020, are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts	Swap Contracts
Equity contracts	$303,780	$4,949
Total	$303,780	$4,949

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Swap Contracts
Equity contracts	$(1,206)	$18,359	$143
Total	$(1,206)	$18,359	$143

Merger Arbitrage Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts	Swap Contracts	Total
Equity contracts	$12,025	$26,093	$38,118
Total	$12,025	$26,093	$38,118

Multi-Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Swap Contracts	Total
Equity contracts	$501	$(75)	$418	$844
Total	$501	$(75)	$418	$844
36

Vivaldi Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2020 (Unaudited)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2020, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Written	Average Notional Value	$(3,049,700)
Swap Contracts - Long	Average Notional Value	4,962,745
Swap Contracts - Short	Average Notional Value	(4,977,012)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$28,200
Options Contracts - Written	Average Notional Value	(74,100)
Swap Contracts - Long	Average Notional Value	79,453
Swap Contracts - Short	Average Notional Value	(79,681)

Note 12 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of one-month Libor plus 1.10% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the six months ended March 31, 2020.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

37

Vivaldi Funds

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchases within certain classes; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class A only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Vivaldi Merger Arbitrage Fund		10/1/19	3/31/20	10/1/19 – 3/31/20
Class A	Actual Performance	$1,000.00	$988.20	$12.31
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.57	12.46
Class I	Actual Performance	1,000.00	989.20	10.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.18	10.89

*	Expenses are equal to the Fund’s annualized expense ratios of 2.48% and 2.16% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six month period) for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
38

Vivaldi Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2020 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Vivaldi Multi-Strategy Fund		10/1/19	3/31/20	10/1/19 – 3/31/20
Class A	Actual Performance	$1,000.00	$869.70	$10.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.22	10.80
Class I	Actual Performance	1,000.00	870.90	8.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.63	9.44

*	Expenses are equal to the Fund’s annualized expense ratios of 2.15% and 1.87% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six month period) for Class A shares and Class I shares. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
39

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The Vivaldi Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

Vivaldi Asset Management, LLC

225 West Wacker, Suite 2100

Chicago, Illinois 60606

Sub-Advisor

Angel Oak Capital Advisors, LLC

3344 Peachtree Road Northeast, Suite 1725

Atlanta, Georgia 30326

Sub-Advisor

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Vivaldi Merger Arbitrage Fund – Class A	VARAX	46141T 877
Vivaldi Merger Arbitrage Fund – Class I	VARBX	46141T 869
Vivaldi Multi-Strategy Fund – Class A	OMOAX	46141T 687
Vivaldi Multi-Strategy Fund – Class I	OMOIX	46141T 679

Privacy Principles of the Vivaldi Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vivaldi Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (877) 779-1999 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 779-1999.

Vivaldi Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 779-1999

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/9/2020